Finance Receivables - Summary of Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [line items]
Finance receivables	₨ 238,989.7	$ 3,666.9	₨ 175,632.5
Current portion	84,016.5	1,289.1	68,101.2
Non-current portion	154,973.2	2,377.8	107,531.3
Cost [Member]
Disclosure of financial assets [line items]
Finance receivables	250,707.6	3,846.7	211,607.6
Allowance for credit losses [Member]
Disclosure of financial assets [line items]
Finance receivables	₨ 11,717.9	$ 179.8	₨ 35,975.1